Combined Statements of Changes in Shareholders’ Equity $ in Thousands, $ in Thousands		Ordinary share TWD ($) shares		Additional paid-in capital TWD ($)	Statutory reserve TWD ($)	Retain earnings / (accumulated deficit) TWD ($)	Accumulated other comprehensive loss TWD ($)	Total equity attributable to shareholders of the parent TWD ($)	Non- controlling interests TWD ($) [1]	TWD ($) shares		USD ($) shares
Balance at Dec. 31, 2020		$ 68	[1]	$ 260,164	$ 10,718	$ 202	$ (947)	$ 270,205	$ 101,596	$ 371,801
Balance (in Shares) at Dec. 31, 2020 | shares	[1]	7,936,940
Net loss						(11,444)		(11,444)	(19,067)	(30,511)
Foreign currency translation adjustment							(195)	(195)	(134)	(329)
Balance at Dec. 31, 2021		$ 68	[1]	260,164	10,718	(11,242)	(1,142)	258,566	82,395	340,961
Balance (in Shares) at Dec. 31, 2021 | shares	[1]	7,936,940
Net loss						14,829		14,829	194	15,023
Disposal of subsidiaries							1,142	1,142	(11,228)	(10,086)
Balance at Dec. 31, 2022		$ 68	[1]	260,164	10,718	3,587		274,537	71,361	$ 345,898
Balance (in Shares) at Dec. 31, 2022 | shares		7,936,940	[1]							7,936,940	[2]	7,936,940	[2]
Net loss						(50,026)		(50,026)	(13,003)	$ (63,029)		$ (2,058)
Statutory reserve provision					359	(359)
Balance at Dec. 31, 2023		$ 68	[1]	$ 260,164	$ 11,077	$ (46,798)		$ 224,511	$ 58,358	$ 282,869		$ 9,239
Balance (in Shares) at Dec. 31, 2023 | shares		7,936,940	[1]							7,936,940	[2]	7,936,940	[2]

[1]	The shares and per share information and non-controlling interests are presented on a retroactive basis to reflect the reorganization (Note 1)
[2]	The shares and per share information and non-controlling interests are presented on a retroactive basis to reflect the reorganization (Note 1)